Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

May 22, 2009

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:        Nuveen Multistate Trust II (File Nos. 333-14729 and 811-07755)

Ladies and Gentlemen:

On behalf of our client, Nuveen Multistate Trust II (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 20 (“PEA No. 20”) to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto. PEA No. 20 is being filed to comply with the new requirements of Form N-1A. The Trust will be filing a post-effective amendment pursuant to Rule 485(b) on or about June 29, 2009 to finalize all disclosure and file certain exhibits to the Registration Statement.

Please contact me at (202) 739-5778 or Kevin McCarthy at (312) 917-6899 with your questions and comments.

Sincerely,

/s/Magda El Guindi-Rosenbaum
Magda El Guindi-Rosenbaum